U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

September 6, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the following funds:

BULL FUNDS	BEAR FUNDS
Domestic Equity Index Funds
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX) (formerly S&P 500® Bull 2.5X Fund)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX) (formerly S&P 500® Bear 2.5X Fund)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX) (formerly NASDAQ-100® Bull 2.5X Fund)	Direxion Monthly NASDAQ-100® Bear 2X Fund (DXQSX) (formerly NASDAQ-100® Bear 2.5X Fund)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX) (formerly Small Cap Bull 2.5X Fund)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX) (formerly Small Cap Bear 2X Fund)
Currency Funds
Direxion Monthly Dollar Bull 2X Fund (DXDBX) (formerly Dollar Bull 2.5X Fund)	Direxion Monthly Dollar Bear 2X Fund (DXDDX) (formerly Dollar Bear 2.5X Fund)
International Funds
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX) (formerly Emerging Markets Bull 2X Fund)	Direxion Monthly Emerging Markets Bear 2X Fund (DXESX) (formerly Emerging Market Bear 2X Fund)
Direxion Monthly Latin America Bull 2X Fund (DXZLX) (formerly Latin America Bull 2X Fund)
Direxion Monthly China Bull 2X Fund (DXHLX) (formerly China Bull 2X Fund)
Specialty Funds
Direxion Monthly Commodity Bull 2X Fund (DXCLX) (formerly Commodity Bull 2X Fund)
Fixed Income Funds
Direxion Monthly 10 Year Note Bull 2X Fund (DXKLX) (formerly 10 Year Note Bull 2.5X Fund) Dynamic HY Bond Fund (PDHYX)	Direxion Monthly 10 Year Note Bear 2X Fund (DXKSX) (formerly 10 Year Note Bear 2.5X Fund) HY Bear Fund (PHBRX)
Money Market Funds
U.S. Government Money Market Fund (DXMXX)

that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated September 1, 2011, filed electronically as Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on August 29, 2011.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5598.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC